Finance Expense (Income), Net	12 Months Ended
Dec. 31, 2024
Finance Expense (Income), Net [Abstract]
Finance Expense (Income), net

Note 15 - Finance Expense (Income), net

A.

Revaluation of warrants

The gain is related to the fair value adjustments of warrants. The 2023 and 2024 warrants included a cashless exercise feature and customary conditions in case of occurrence of a fundamental transaction. The 2023 warrants were exercised in July 2024, and 2024 warrants will expire within 5 or 2 years from issuance of those warrants (see also note 9D2).

B.	Finance expenses and income

	For the year ended December 31
	2024	2023	2022
	USD thousands
Finance expenses
Fees and interest expense	41	56	67
Loss from exchange rate differences, net	11	13	-
Issuance expenses (see note 9D)	406	2,126	-
Other	25	-	-
	483	2,195	67

	For the year ended December 31
	2024	2023	2022
	USD thousands
Finance income
Interest income from deposits	(260)	(474)	(532)
Income from exchange rate differences, net	-	-	(62)
Changes in fair value of finance instruments (see Note 18B2)	(608)	(517)	(245)
Other	-	(1)	(71)
	(868)	(992)	(910)